Board Compensation and Key Management Personnel - Summary on Charge to the Profit and Loss Statement (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ton Logtenberg, CEO [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense	€ 3,330,367	€ 5,497,845	€ 1,441,977
Ton Logtenberg, CEO [member] | Gross salary [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense	445,606	432,782	369,204
Ton Logtenberg, CEO [member] | Bonus [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense	155,962	337,945	147,820
Ton Logtenberg, CEO [member] | Pension [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense	31,881	51,528	17,717
Ton Logtenberg, CEO [member] | Option cost [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense	€ 2,696,918	4,675,590	907,236
Shelley Margetson, Former COO [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense		892,129	453,686
Shelley Margetson, Former COO [member] | Gross salary [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense		420,782	198,987
Shelley Margetson, Former COO [member] | Bonus [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense			84,000
Shelley Margetson, Former COO [member] | Pension [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense		19,595	6,152
Shelley Margetson, Former COO [member] | Option cost [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense		€ 451,752	€ 164,547